SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, Outstanding at beginning of period	1,560,040	1,253,554	737,049
Weighted average exercise price, Outstanding at beginning of period	$ 3.64	$ 3.31	$ 2.61
Options, outstanding, granted	684,000	479,000	648,712
Weighted average exercise price, Granted	$ 3.13	$ 4.50	$ 4.09
Options, outstanding, cancelled	(29,117)	(172,514)	(132,207)
Weighted average exercise price, Cancelled	$ 3.78	$ 3.57	$ 3.34
Options, Outstanding at ending of period	2,214,923	1,560,040	1,253,554	737,049
Weighted average exercise price, Outstanding at end of period	$ 3.48	$ 3.64	$ 3.31	$ 2.61
Options, outstanding, vested	993,487
Weighted average exercise price, Vested at end of period	$ 3.21
Weighted average remaning contractual term (years) beginning of the period				6 years 2 months 23 days
Aggregate Intrinsic Value, Outstanding at beginning of period	$ 2,116	$ 5,884	$ 2,446
Weighted average remaning contractual term (years)		5 years 2 months 1 day	5 years 7 months 24 days
Aggregate Intrinsic Value, Outstanding at end of period		$ 2,116	$ 5,884	$ 2,446
Options, Exercisable at end of period		838,994
Weighted average exercise price, Exercisable at end of period		$ 3.10
Weighted average remaning contractual term (years) exercisable at end of the period		4 years 2 months 26 days
Aggregate Intrinsic Value, Exercisable at end of period		$ 1,595
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, Outstanding at beginning of period	50,000
Options, outstanding, granted	25,000	110,000
Weighted average grant date fair value per share, granted	$ 3.20	$ 6.8
Options, outstanding, cancelled		(60,000)
Options, Outstanding at ending of period	42,503	50,000
Weighted average grant date fair value per share, begining of period	$ 6.32
Options, outstanding, forfeited	(7,501)
Weighted average grant date fair value per share,vested	$ 7.20	7.2
Options, outstanding, vested	(24,996)
Weighted average grant date fair value per share,vested	$ 6.32
Weighted average grant date fair value per share, unvested and outstanding ending balance	$ 4.33	$ 6.32
Weighted average grant date fair value per share, unvested and outstanding ending balance		6 years 5 months 8 days